H1 2023 - Product Sales year-on-year analysis (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023		Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Product sales
Product Sales	$ 10,882	[1]	$ 10,630	$ 21,448	$ 21,610
Actual %, year-on-year	2.00%			(1.00%)
CER %, year-on-year	5.00%			3.00%
Emerging Markets
Product sales
Product Sales	$ 2,910			$ 6,056
Actual %, year-on-year	5.00%
CER %, year-on-year	12.00%			7.00%
US
Product sales
Product Sales	$ 4,525			$ 8,598
Actual %, year-on-year	7.00%			4.00%
Europe
Product sales
Product Sales	$ 2,141			$ 4,257
Actual %, year-on-year	4.00%			3.00%
CER %, year-on-year	4.00%			6.00%
Established ROW
Product sales
Product Sales	$ 1,306			$ 2,537
Actual %, year-on-year	(16.00%)			(19.00%)
CER %, year-on-year	(9.00%)			(11.00%)
Total Oncology
Product sales
Product Sales	$ 4,382			$ 8,302
Actual %, year-on-year	18.00%			17.00%
CER %, year-on-year	22.00%			21.00%
Total Oncology | Emerging Markets
Product sales
Product Sales	$ 987			$ 1,953
Actual %, year-on-year	10.00%			9.00%
CER %, year-on-year	18.00%			17.00%
Total Oncology | US
Product sales
Product Sales	$ 1,962			$ 3,666
Actual %, year-on-year	22.00%			23.00%
Total Oncology | Europe
Product sales
Product Sales	$ 819			$ 1,579
Actual %, year-on-year	19.00%			18.00%
CER %, year-on-year	19.00%			21.00%
Total Oncology | Established ROW
Product sales
Product Sales	$ 614			$ 1,104
Actual %, year-on-year	21.00%			13.00%
CER %, year-on-year	30.00%			25.00%
Tagrisso
Product sales
Product Sales	$ 1,491			$ 2,915
Actual %, year-on-year	7.00%			8.00%
CER %, year-on-year	10.00%			12.00%
Tagrisso | Emerging Markets
Product sales
Product Sales	$ 408			$ 851
Actual %, year-on-year	2.00%			6.00%
CER %, year-on-year	9.00%			13.00%
Tagrisso | US
Product sales
Product Sales	$ 581			$ 1,102
Actual %, year-on-year	13.00%			16.00%
Tagrisso | Europe
Product sales
Product Sales	$ 284			$ 541
Actual %, year-on-year	11.00%			6.00%
CER %, year-on-year	11.00%			9.00%
Tagrisso | Established ROW
Product sales
Product Sales	$ 218			$ 421
Actual %, year-on-year	(6.00%)			(4.00%)
CER %, year-on-year	2.00%			6.00%
Imfinzi
Product sales
Product Sales	$ 1,076			$ 1,976
Actual %, year-on-year	55.00%			53.00%
CER %, year-on-year	58.00%			57.00%
Imfinzi | Emerging Markets
Product sales
Product Sales	$ 102			$ 183
Actual %, year-on-year	35.00%			37.00%
CER %, year-on-year	47.00%			47.00%
Imfinzi | US
Product sales
Product Sales	$ 576			$ 1,098
Actual %, year-on-year	54.00%			60.00%
Imfinzi | Europe
Product sales
Product Sales	$ 176			$ 339
Actual %, year-on-year	23.00%			27.00%
CER %, year-on-year	23.00%			30.00%
Imfinzi | Established ROW
Product sales
Product Sales	$ 222			$ 356
Actual %, year-on-year				74.00%
CER %, year-on-year				92.00%
Lynparza
Product sales
Product Sales	$ 717			$ 1,368
Actual %, year-on-year	7.00%			6.00%
CER %, year-on-year	9.00%			10.00%
Lynparza | Emerging Markets
Product sales
Product Sales	$ 142			$ 278
Actual %, year-on-year	18.00%			15.00%
CER %, year-on-year	28.00%			23.00%
Lynparza | US
Product sales
Product Sales	$ 311			$ 580
Lynparza | Europe
Product sales
Product Sales	$ 187			$ 365
Actual %, year-on-year	10.00%			11.00%
CER %, year-on-year	11.00%			14.00%
Lynparza | Established ROW
Product sales
Product Sales	$ 77			$ 145
Actual %, year-on-year	7.00%			5.00%
CER %, year-on-year	15.00%			15.00%
Calquence
Product sales
Product Sales	$ 653			$ 1,185
Actual %, year-on-year	34.00%			31.00%
CER %, year-on-year	34.00%			33.00%
Calquence | Emerging Markets
Product sales
Product Sales	$ 24			$ 41
Calquence | US
Product sales
Product Sales	$ 485			$ 869
Actual %, year-on-year	22.00%			18.00%
Calquence | Europe
Product sales
Product Sales	$ 117			$ 225
Actual %, year-on-year	76.00%			85.00%
CER %, year-on-year	78.00%			92.00%
Calquence | Established ROW
Product sales
Product Sales	$ 27			$ 50
Actual %, year-on-year	55.00%			64.00%
CER %, year-on-year	64.00%			75.00%
Enhertu
Product sales
Product Sales	$ 67			$ 104
Enhertu | Emerging Markets
Product sales
Product Sales	48			72
Enhertu | Europe
Product sales
Product Sales	14			24
Enhertu | Established ROW
Product sales
Product Sales	5			8
Orpathys
Product sales
Product Sales	$ 13			$ 22
Actual %, year-on-year	22.00%			(7.00%)
CER %, year-on-year	30.00%
Orpathys | Emerging Markets
Product sales
Product Sales	$ 13			$ 22
Actual %, year-on-year	22.00%			(7.00%)
CER %, year-on-year	30.00%
Zoladex
Product sales
Product Sales	$ 233			$ 459
Actual %, year-on-year	(1.00%)			(4.00%)
CER %, year-on-year	5.00%			4.00%
Zoladex | Emerging Markets
Product sales
Product Sales	$ 171			$ 339
Actual %, year-on-year	4.00%			2.00%
CER %, year-on-year	13.00%			11.00%
Zoladex | US
Product sales
Product Sales	$ 4			$ 6
Actual %, year-on-year	25.00%			(3.00%)
Zoladex | Europe
Product sales
Product Sales	$ 34			$ 66
Actual %, year-on-year	(1.00%)			(3.00%)
CER %, year-on-year	1.00%			1.00%
Zoladex | Established ROW
Product sales
Product Sales	$ 24			$ 48
Actual %, year-on-year	(31.00%)			(32.00%)
CER %, year-on-year	(26.00%)			(24.00%)
Faslodex
Product sales
Product Sales	$ 78			$ 153
Actual %, year-on-year	(8.00%)			(14.00%)
CER %, year-on-year	(3.00%)			(7.00%)
Faslodex | Emerging Markets
Product sales
Product Sales	$ 43			$ 81
Actual %, year-on-year	16.00%
CER %, year-on-year	23.00%			7.00%
Faslodex | US
Product sales
Product Sales	$ 3			$ 7
Actual %, year-on-year	(41.00%)			(37.00%)
Faslodex | Europe
Product sales
Product Sales	$ 6			$ 16
Actual %, year-on-year	(61.00%)			(50.00%)
CER %, year-on-year	(62.00%)			(48.00%)
Faslodex | Established ROW
Product sales
Product Sales	$ 26			$ 49
Actual %, year-on-year	(6.00%)			(10.00%)
CER %, year-on-year	1.00%			1.00%
Oncology, Others
Product sales
Product Sales	$ 54			$ 120
Actual %, year-on-year	(42.00%)			(37.00%)
CER %, year-on-year	(39.00%)			(33.00%)
Oncology, Others | Emerging Markets
Product sales
Product Sales	$ 36			$ 86
Actual %, year-on-year	(48.00%)			(39.00%)
CER %, year-on-year	(44.00%)			(35.00%)
Oncology, Others | US
Product sales
Product Sales	$ 2			$ 4
Actual %, year-on-year	(24.00%)			(26.00%)
Oncology, Others | Europe
Product sales
Product Sales	$ 1			$ 3
Actual %, year-on-year	(50.00%)			(53.00%)
CER %, year-on-year	(51.00%)			(51.00%)
Oncology, Others | Established ROW
Product sales
Product Sales	$ 15			$ 27
Actual %, year-on-year	(24.00%)			(28.00%)
CER %, year-on-year	(21.00%)			(22.00%)
BioPharmaceuticals: total CVRM
Product sales
Product Sales	$ 2,675			$ 5,205
Actual %, year-on-year	14.00%			14.00%
CER %, year-on-year	18.00%			19.00%
BioPharmaceuticals: total CVRM | Emerging Markets
Product sales
Product Sales	$ 1,182			$ 2,347
Actual %, year-on-year	10.00%			12.00%
CER %, year-on-year	18.00%			20.00%
BioPharmaceuticals: total CVRM | US
Product sales
Product Sales	$ 661			$ 1,283
Actual %, year-on-year	5.00%			11.00%
BioPharmaceuticals: total CVRM | Europe
Product sales
Product Sales	$ 611			$ 1,168
Actual %, year-on-year	32.00%			24.00%
CER %, year-on-year	33.00%			27.00%
BioPharmaceuticals: total CVRM | Established ROW
Product sales
Product Sales	$ 221			$ 407
Actual %, year-on-year	19.00%			12.00%
CER %, year-on-year	27.00%			23.00%
Farxiga
Product sales
Product Sales	$ 1,505			$ 2,804
Actual %, year-on-year	36.00%			33.00%
CER %, year-on-year	41.00%			39.00%
Farxiga | Emerging Markets
Product sales
Product Sales	$ 576			$ 1,074
Actual %, year-on-year	36.00%			32.00%
CER %, year-on-year	45.00%			41.00%
Farxiga | US
Product sales
Product Sales	$ 339			$ 634
Actual %, year-on-year	23.00%			35.00%
Farxiga | Europe
Product sales
Product Sales	$ 456			$ 850
Actual %, year-on-year	48.00%			36.00%
CER %, year-on-year	48.00%			40.00%
Farxiga | Established ROW
Product sales
Product Sales	$ 134			$ 246
Actual %, year-on-year	39.00%			27.00%
CER %, year-on-year	50.00%			39.00%
Brilinta
Product sales
Product Sales	$ 331			$ 665
Actual %, year-on-year	(5.00%)			(1.00%)
CER %, year-on-year	(3.00%)			1.00%
Brilinta | Emerging Markets
Product sales
Product Sales	$ 79			$ 160
Actual %, year-on-year	1.00%			10.00%
CER %, year-on-year	10.00%			17.00%
Brilinta | US
Product sales
Product Sales	$ 178			$ 357
Actual %, year-on-year	(4.00%)			2.00%
Brilinta | Europe
Product sales
Product Sales	$ 68			$ 136
Actual %, year-on-year	(7.00%)			(9.00%)
CER %, year-on-year	(7.00%)			(7.00%)
Brilinta | Established ROW
Product sales
Product Sales	$ 6			$ 12
Actual %, year-on-year	(55.00%)			(57.00%)
CER %, year-on-year	(53.00%)			(53.00%)
Lokelma
Product sales
Product Sales	$ 100			$ 198
Actual %, year-on-year	51.00%			53.00%
CER %, year-on-year	55.00%			59.00%
Lokelma | Emerging Markets
Product sales
Product Sales	$ 13			$ 24
Lokelma | US
Product sales
Product Sales	$ 49			$ 105
Actual %, year-on-year	26.00%			35.00%
Lokelma | Europe
Product sales
Product Sales	$ 14			$ 25
Actual %, year-on-year	98.00%			98.00%
Lokelma | Established ROW
Product sales
Product Sales	$ 24			$ 44
Actual %, year-on-year	34.00%			32.00%
CER %, year-on-year	44.00%			47.00%
Roxadustat
Product sales
Product Sales	$ 73			$ 134
Actual %, year-on-year	46.00%			48.00%
CER %, year-on-year	56.00%			59.00%
Roxadustat | Emerging Markets
Product sales
Product Sales	$ 73			$ 134
Actual %, year-on-year	46.00%			48.00%
CER %, year-on-year	56.00%			59.00%
Andexxa
Product sales
Product Sales	$ 45			$ 89
Actual %, year-on-year	23.00%			28.00%
CER %, year-on-year	26.00%			33.00%
Andexxa | US
Product sales
Product Sales	$ 16			$ 37
Actual %, year-on-year	(10.00%)			(12.00%)
Andexxa | Europe
Product sales
Product Sales	$ 15			$ 29
Actual %, year-on-year	70.00%			64.00%
CER %, year-on-year	74.00%			70.00%
Andexxa | Established ROW
Product sales
Product Sales	$ 14			$ 23
Actual %, year-on-year	44.00%
CER %, year-on-year	49.00%
Crestor.
Product sales
Product Sales	$ 280			$ 585
Actual %, year-on-year				7.00%
CER %, year-on-year	5.00%			14.00%
Crestor. | Emerging Markets
Product sales
Product Sales	$ 217			$ 458
Actual %, year-on-year				11.00%
CER %, year-on-year	6.00%			18.00%
Crestor. | US
Product sales
Product Sales	$ 12			$ 26
Actual %, year-on-year	(25.00%)			(23.00%)
Crestor. | Europe
Product sales
Product Sales	$ 16			$ 32
Actual %, year-on-year	56.00%			52.00%
CER %, year-on-year	51.00%			54.00%
Crestor. | Established ROW
Product sales
Product Sales	$ 35			$ 69
Actual %, year-on-year	(4.00%)			(11.00%)
CER %, year-on-year	2.00%			(3.00%)
Seloken/Toprol-XL
Product sales
Product Sales	$ 164			$ 343
Actual %, year-on-year	(26.00%)			(27.00%)
CER %, year-on-year	(21.00%)			(20.00%)
Seloken/Toprol-XL | Emerging Markets
Product sales
Product Sales	$ 159			$ 333
Actual %, year-on-year	(27.00%)			(27.00%)
CER %, year-on-year	(21.00%)			(21.00%)
Seloken/Toprol-XL | US
Product sales
Product Sales	$ 1			$ 1
Seloken/Toprol-XL | Europe
Product sales
Product Sales	$ 2			$ 6
Actual %, year-on-year	(16.00%)			(6.00%)
CER %, year-on-year	(9.00%)			(6.00%)
Seloken/Toprol-XL | Established ROW
Product sales
Product Sales	$ 2			$ 3
Actual %, year-on-year	(28.00%)			(26.00%)
CER %, year-on-year	(2.00%)			(11.00%)
Onglyza
Product sales
Product Sales	$ 65			$ 127
Actual %, year-on-year	(9.00%)			(8.00%)
CER %, year-on-year	(6.00%)			(4.00%)
Onglyza | Emerging Markets
Product sales
Product Sales	$ 30			$ 67
Actual %, year-on-year	(7.00%)			1.00%
CER %, year-on-year				9.00%
Onglyza | US
Product sales
Product Sales	$ 22			$ 36
Actual %, year-on-year	1.00%			(11.00%)
Onglyza | Europe
Product sales
Product Sales	$ 8			$ 16
Actual %, year-on-year	(24.00%)			(21.00%)
CER %, year-on-year	(18.00%)			(18.00%)
Onglyza | Established ROW
Product sales
Product Sales	$ 5			$ 8
Actual %, year-on-year	(30.00%)			(31.00%)
CER %, year-on-year	(37.00%)			(28.00%)
Bydureon
Product sales
Product Sales	$ 43			$ 89
Actual %, year-on-year	(41.00%)			(37.00%)
CER %, year-on-year	(41.00%)			(37.00%)
Bydureon | Emerging Markets
Product sales
Product Sales	$ 1			$ 2
Actual %, year-on-year	(33.00%)			(1.00%)
CER %, year-on-year	(32.00%)
Bydureon | US
Product sales
Product Sales	$ 35			$ 73
Actual %, year-on-year	(43.00%)			(38.00%)
Bydureon | Europe
Product sales
Product Sales	$ 7			$ 14
Actual %, year-on-year	(25.00%)			(32.00%)
CER %, year-on-year	(25.00%)			(30.00%)
CVRM, Others
Product sales
Product Sales	$ 69			$ 171
Actual %, year-on-year	(30.00%)			(13.00%)
CER %, year-on-year	(28.00%)			(10.00%)
CVRM, Others | Emerging Markets
Product sales
Product Sales	$ 34			$ 95
Actual %, year-on-year	(35.00%)			(9.00%)
CER %, year-on-year	(31.00%)			(3.00%)
CVRM, Others | US
Product sales
Product Sales	$ 9			$ 14
Actual %, year-on-year	(26.00%)			(26.00%)
CVRM, Others | Europe
Product sales
Product Sales	$ 25			$ 60
Actual %, year-on-year	(23.00%)			(13.00%)
CER %, year-on-year	(23.00%)			(13.00%)
CVRM, Others | Established ROW
Product sales
Product Sales	$ 1			$ 2
Actual %, year-on-year	(50.00%)			(57.00%)
CER %, year-on-year	(46.00%)			(53.00%)
BioPharmaceuticals: total Respiratory & Immunology
Product sales
Product Sales	$ 1,483			$ 3,066
Actual %, year-on-year	7.00%			6.00%
CER %, year-on-year	10.00%			10.00%
BioPharmaceuticals: total Respiratory & Immunology | Emerging Markets
Product sales
Product Sales	$ 360			$ 893
Actual %, year-on-year	22.00%			22.00%
CER %, year-on-year	31.00%			31.00%
BioPharmaceuticals: total Respiratory & Immunology | US
Product sales
Product Sales	$ 674			$ 1,291
Actual %, year-on-year	3.00%			(1.00%)
BioPharmaceuticals: total Respiratory & Immunology | Europe
Product sales
Product Sales	$ 289			$ 581
Actual %, year-on-year	6.00%			6.00%
CER %, year-on-year	6.00%			9.00%
BioPharmaceuticals: total Respiratory & Immunology | Established ROW
Product sales
Product Sales	$ 160			$ 301
Actual %, year-on-year	1.00%			(3.00%)
CER %, year-on-year	8.00%			6.00%
Symbicort
Product sales
Product Sales	$ 600			$ 1,288
Actual %, year-on-year	(2.00%)
CER %, year-on-year	1.00%			4.00%
Symbicort | Emerging Markets
Product sales
Product Sales	$ 177			$ 405
Actual %, year-on-year	27.00%			32.00%
CER %, year-on-year	37.00%			43.00%
Symbicort | US
Product sales
Product Sales	$ 200			$ 434
Actual %, year-on-year	(10.00%)			(10.00%)
Symbicort | Europe
Product sales
Product Sales	$ 137			$ 284
Actual %, year-on-year	(11.00%)			(9.00%)
CER %, year-on-year	(11.00%)			(6.00%)
Symbicort | Established ROW
Product sales
Product Sales	$ 86			$ 165
Actual %, year-on-year	(12.00%)			(13.00%)
CER %, year-on-year	(5.00%)			(6.00%)
Fasenra
Product sales
Product Sales	$ 406			$ 744
Actual %, year-on-year	15.00%			12.00%
CER %, year-on-year	16.00%			14.00%
Fasenra | Emerging Markets
Product sales
Product Sales	$ 14			$ 29
Actual %, year-on-year	37.00%			66.00%
CER %, year-on-year	42.00%			70.00%
Fasenra | US
Product sales
Product Sales	$ 267			$ 468
Actual %, year-on-year	16.00%			12.00%
Fasenra | Europe
Product sales
Product Sales	$ 89			$ 176
Actual %, year-on-year	14.00%			15.00%
CER %, year-on-year	14.00%			19.00%
Fasenra | Established ROW
Product sales
Product Sales	$ 36			$ 71
Actual %, year-on-year				(2.00%)
CER %, year-on-year	8.00%			7.00%
Breztri
Product sales
Product Sales	$ 163			$ 307
Actual %, year-on-year	75.00%			71.00%
CER %, year-on-year	79.00%			76.00%
Breztri | Emerging Markets
Product sales
Product Sales	$ 43			$ 81
Actual %, year-on-year				88.00%
Breztri | US
Product sales
Product Sales	$ 84			$ 165
Actual %, year-on-year	57.00%			55.00%
Breztri | Europe
Product sales
Product Sales	$ 21			$ 36
Breztri | Established ROW
Product sales
Product Sales	$ 15			$ 25
Actual %, year-on-year	54.00%			53.00%
CER %, year-on-year	60.00%			65.00%
Saphnelo
Product sales
Product Sales	$ 68			$ 115
Saphnelo | Emerging Markets
Product sales
Product Sales	1			1
Saphnelo | US
Product sales
Product Sales	64			107
Saphnelo | Europe
Product sales
Product Sales	1			3
Saphnelo | Established ROW
Product sales
Product Sales	2			4
Tezspire
Product sales
Product Sales	19			30
Tezspire | Europe
Product sales
Product Sales	11			17
Tezspire | Established ROW
Product sales
Product Sales	8			13
Pulmicort
Product sales
Product Sales	$ 124			$ 346
Actual %, year-on-year	7.00%			4.00%
CER %, year-on-year	13.00%			11.00%
Pulmicort | Emerging Markets
Product sales
Product Sales	$ 90			$ 273
Actual %, year-on-year	26.00%			16.00%
CER %, year-on-year	36.00%			24.00%
Pulmicort | US
Product sales
Product Sales	$ 7			$ 17
Actual %, year-on-year	(53.00%)			(54.00%)
Pulmicort | Europe
Product sales
Product Sales	$ 16			$ 36
Actual %, year-on-year	(7.00%)			2.00%
CER %, year-on-year	(7.00%)			6.00%
Pulmicort | Established ROW
Product sales
Product Sales	$ 11			$ 20
Actual %, year-on-year	(14.00%)			(23.00%)
CER %, year-on-year	(8.00%)			(17.00%)
Bevespi
Product sales
Product Sales	$ 15			$ 29
Actual %, year-on-year	(1.00%)			(1.00%)
CER %, year-on-year	(3.00%)			(1.00%)
Bevespi | Emerging Markets
Product sales
Product Sales	$ 2			$ 3
Actual %, year-on-year	76.00%			36.00%
CER %, year-on-year	90.00%			48.00%
Bevespi | US
Product sales
Product Sales	$ 8			$ 17
Actual %, year-on-year	(30.00%)			(23.00%)
Bevespi | Europe
Product sales
Product Sales	$ 5			$ 9
Actual %, year-on-year	77.00%			67.00%
CER %, year-on-year	73.00%			69.00%
Daliresp/Daxas
Product sales
Product Sales	$ 17			$ 30
Actual %, year-on-year	(71.00%)			(72.00%)
CER %, year-on-year	(70.00%)			(72.00%)
Daliresp/Daxas | Emerging Markets
Product sales
Product Sales	$ 1			$ 1
Actual %, year-on-year	(13.00%)			(16.00%)
CER %, year-on-year	(10.00%)			(14.00%)
Daliresp/Daxas | US
Product sales
Product Sales	$ 14			$ 24
Actual %, year-on-year	(74.00%)			(77.00%)
Daliresp/Daxas | Europe
Product sales
Product Sales	$ 2			$ 5
Actual %, year-on-year	(15.00%)			(11.00%)
CER %, year-on-year	(8.00%)			(5.00%)
Daliresp/Daxas | Established ROW
Product sales
Actual %, year-on-year				(39.00%)
CER %, year-on-year				(36.00%)
Respiratory, Others
Product sales
Product Sales	$ 71			$ 177
Actual %, year-on-year	(34.00%)			(30.00%)
CER %, year-on-year	(32.00%)			(26.00%)
Respiratory, Others | Emerging Markets
Product sales
Product Sales	$ 32			$ 100
Actual %, year-on-year	(36.00%)			(20.00%)
CER %, year-on-year	(32.00%)			(13.00%)
Respiratory, Others | US
Product sales
Product Sales	$ 30			$ 59
Actual %, year-on-year	(35.00%)			(40.00%)
Respiratory, Others | Europe
Product sales
Product Sales	$ 7			$ 15
Actual %, year-on-year	(20.00%)			(42.00%)
CER %, year-on-year	(18.00%)			(39.00%)
Respiratory, Others | Established ROW
Product sales
Product Sales	$ 2			$ 3
Actual %, year-on-year	6.00%			(3.00%)
CER %, year-on-year	5.00%
BioPharmaceuticals: Total V&I
Product sales
Product Sales	$ 88			$ 443
Actual %, year-on-year	(91.00%)			(84.00%)
CER %, year-on-year	(90.00%)			(83.00%)
BioPharmaceuticals: Total V&I | Emerging Markets
Product sales
Product Sales	$ 46			$ 149
Actual %, year-on-year	(80.00%)			(83.00%)
CER %, year-on-year	(78.00%)			(82.00%)
BioPharmaceuticals: Total V&I | Europe
Product sales
Product Sales	$ 15			$ 114
Actual %, year-on-year	(93.00%)			(78.00%)
CER %, year-on-year	(93.00%)			(77.00%)
BioPharmaceuticals: Total V&I | Established ROW
Product sales
Product Sales	$ 27			$ 180
Actual %, year-on-year	(90.00%)			(75.00%)
CER %, year-on-year	(89.00%)			(72.00%)
Covid-19 mAbs [Member]
Product sales
Product Sales				$ 126
Actual %, year-on-year				(86.00%)
CER %, year-on-year				(85.00%)
Covid-19 mAbs [Member] | Emerging Markets
Product sales
Product Sales				$ 5
Actual %, year-on-year				(95.00%)
CER %, year-on-year				(95.00%)
Covid-19 mAbs [Member] | Europe
Product sales
Product Sales	$ 3			$ 7
Actual %, year-on-year	(96.00%)			(95.00%)
CER %, year-on-year	(97.00%)			(95.00%)
Covid-19 mAbs [Member] | Established ROW
Product sales
Product Sales				$ 114
Actual %, year-on-year				(6.00%)
CER %, year-on-year				6.00%
Vaxzevria
Product sales
Product Sales				$ 28
Actual %, year-on-year				(98.00%)
CER %, year-on-year				(98.00%)
Vaxzevria | Emerging Markets
Product sales
Product Sales				$ 18
Actual %, year-on-year				(97.00%)
CER %, year-on-year				(97.00%)
Vaxzevria | Europe
Product sales
Product Sales				$ 10
Actual %, year-on-year				(96.00%)
CER %, year-on-year				(96.00%)
Beyfortus [Member]
Product sales
Product Sales	$ 2			$ 2
Beyfortus [Member] | Europe
Product sales
Product Sales	2			2
Synagis
Product sales
Product Sales	$ 87			$ 284
Actual %, year-on-year	8.00%			1.00%
CER %, year-on-year	16.00%			8.00%
Synagis | Emerging Markets
Product sales
Product Sales	$ 49			$ 126
Actual %, year-on-year	16.00%			17.00%
CER %, year-on-year	27.00%			23.00%
Synagis | Europe
Product sales
Product Sales	$ 10			$ 92
Actual %, year-on-year	(48.00%)			(13.00%)
CER %, year-on-year	(47.00%)			(9.00%)
Synagis | Established ROW
Product sales
Product Sales	$ 28			$ 66
Actual %, year-on-year	63.00%			3.00%
CER %, year-on-year	75.00%			15.00%
FluMist
Product sales
Product Sales				$ 3
FluMist | Europe
Product sales
Product Sales				3
Total rare diseases
Product sales
Product Sales	$ 1,953			$ 3,819
Actual %, year-on-year	8.00%			9.00%
CER %, year-on-year	10.00%			12.00%
Total rare diseases | Emerging Markets
Product sales
Product Sales	$ 150			$ 324
Actual %, year-on-year	65.00%			57.00%
CER %, year-on-year	78.00%			67.00%
Total rare diseases | US
Product sales
Product Sales	$ 1,196			$ 2,290
Actual %, year-on-year	12.00%			10.00%
Total rare diseases | Europe
Product sales
Product Sales	$ 381			$ 767
Actual %, year-on-year	2.00%			5.00%
CER %, year-on-year	2.00%			8.00%
Total rare diseases | Established ROW
Product sales
Product Sales	$ 226			$ 438
Actual %, year-on-year	(15.00%)			(6.00%)
CER %, year-on-year	(9.00%)			4.00%
Soliris
Product sales
Product Sales	$ 814			$ 1,648
Actual %, year-on-year	(21.00%)			(18.00%)
CER %, year-on-year	(19.00%)			(16.00%)
Soliris | Emerging Markets
Product sales
Product Sales	$ 99			$ 214
Actual %, year-on-year	57.00%			60.00%
CER %, year-on-year	74.00%			76.00%
Soliris | US
Product sales
Product Sales	$ 445			$ 893
Actual %, year-on-year	(23.00%)			(23.00%)
Soliris | Europe
Product sales
Product Sales	$ 184			$ 367
Actual %, year-on-year	(15.00%)			(16.00%)
CER %, year-on-year	(15.00%)			(14.00%)
Soliris | Established ROW
Product sales
Product Sales	$ 86			$ 174
Actual %, year-on-year	(50.00%)			(38.00%)
CER %, year-on-year	(47.00%)			(33.00%)
Ultomiris
Product sales
Product Sales	$ 713			$ 1,364
Actual %, year-on-year	64.00%			60.00%
CER %, year-on-year	66.00%			64.00%
Ultomiris | Emerging Markets
Product sales
Product Sales	$ 17			$ 30
CER %, year-on-year				2.00%
Ultomiris | US
Product sales
Product Sales	$ 434			$ 815
Actual %, year-on-year	84.00%			79.00%
Ultomiris | Europe
Product sales
Product Sales	$ 152			$ 311
Actual %, year-on-year	26.00%			38.00%
CER %, year-on-year	26.00%			42.00%
Ultomiris | Established ROW
Product sales
Product Sales	$ 110			$ 208
Actual %, year-on-year	53.00%			46.00%
CER %, year-on-year	64.00%			62.00%
Strensiq
Product sales
Product Sales	$ 300			$ 562
Actual %, year-on-year	24.00%			25.00%
CER %, year-on-year	25.00%			26.00%
Strensiq | Emerging Markets
Product sales
Product Sales	$ 9			$ 24
Actual %, year-on-year	(1.00%)			33.00%
CER %, year-on-year	(4.00%)			26.00%
Strensiq | US
Product sales
Product Sales	$ 248			$ 453
Actual %, year-on-year	29.00%			28.00%
Strensiq | Europe
Product sales
Product Sales	$ 21			$ 42
Actual %, year-on-year				5.00%
CER %, year-on-year	(1.00%)			8.00%
Strensiq | Established ROW
Product sales
Product Sales	$ 22			$ 43
Actual %, year-on-year	16.00%			12.00%
CER %, year-on-year	25.00%			23.00%
Koselugo
Product sales
Product Sales	$ 80			$ 159
Actual %, year-on-year	28.00%			57.00%
CER %, year-on-year	30.00%			57.00%
Koselugo | Emerging Markets
Product sales
Product Sales	$ 14			$ 38
Actual %, year-on-year	36.00%
CER %, year-on-year	38.00%
Koselugo | US
Product sales
Product Sales	$ 48			$ 89
Actual %, year-on-year	2.00%			15.00%
Koselugo | Europe
Product sales
Product Sales	$ 12			$ 23
Koselugo | Established ROW
Product sales
Product Sales	6			9
Kanuma
Product sales
Product Sales	$ 46			$ 86
Actual %, year-on-year	28.00%			16.00%
CER %, year-on-year	30.00%			17.00%
Kanuma | Emerging Markets
Product sales
Product Sales	$ 11			$ 18
Actual %, year-on-year				95.00%
CER %, year-on-year				96.00%
Kanuma | US
Product sales
Product Sales	$ 21			$ 40
Actual %, year-on-year	5.00%			4.00%
Kanuma | Europe
Product sales
Product Sales	$ 12			$ 24
Actual %, year-on-year	5.00%			5.00%
CER %, year-on-year	4.00%			7.00%
Kanuma | Established ROW
Product sales
Product Sales	$ 2			$ 4
Actual %, year-on-year	(4.00%)			12.00%
CER %, year-on-year	3.00%			22.00%
Total Other medicines
Product sales
Product Sales	$ 301			$ 613
Actual %, year-on-year	(28.00%)			(27.00%)
CER %, year-on-year	(24.00%)			(22.00%)
Total Other medicines | Emerging Markets
Product sales
Product Sales	$ 185			$ 390
Actual %, year-on-year	(3.00%)			(1.00%)
CER %, year-on-year	4.00%			6.00%
Total Other medicines | US
Product sales
Product Sales	$ 32			$ 68
Actual %, year-on-year	(11.00%)			(9.00%)
Total Other medicines | Europe
Product sales
Product Sales	$ 26			$ 48
Actual %, year-on-year	(16.00%)			(28.00%)
CER %, year-on-year	(17.00%)			(27.00%)
Total Other medicines | Established ROW
Product sales
Product Sales	$ 58			$ 107
Actual %, year-on-year	(64.00%)			(65.00%)
CER %, year-on-year	(61.00%)			(61.00%)
Nexium
Product sales
Product Sales	$ 248			$ 492
Actual %, year-on-year	(28.00%)			(27.00%)
CER %, year-on-year	(23.00%)			(22.00%)
Nexium | Emerging Markets
Product sales
Product Sales	$ 149			$ 305
Actual %, year-on-year	3.00%			6.00%
CER %, year-on-year	11.00%			14.00%
Nexium | US
Product sales
Product Sales	$ 30			$ 60
Actual %, year-on-year				(6.00%)
Nexium | Europe
Product sales
Product Sales	$ 14			$ 25
Actual %, year-on-year	16.00%			(4.00%)
CER %, year-on-year	15.00%			(2.00%)
Nexium | Established ROW
Product sales
Product Sales	$ 55			$ 102
Actual %, year-on-year	(65.00%)			(65.00%)
CER %, year-on-year	(62.00%)			(62.00%)
Other, Others
Product sales
Product Sales	$ 53			$ 121
Actual %, year-on-year	(29.00%)			(28.00%)
CER %, year-on-year	(27.00%)			(25.00%)
Other, Others | Emerging Markets
Product sales
Product Sales	$ 36			$ 85
Actual %, year-on-year	(22.00%)			(20.00%)
CER %, year-on-year	(18.00%)			(15.00%)
Other, Others | US
Product sales
Product Sales	$ 2			$ 8
Actual %, year-on-year	(68.00%)			(26.00%)
Other, Others | Europe
Product sales
Product Sales	$ 12			$ 23
Actual %, year-on-year	(36.00%)			(44.00%)
CER %, year-on-year	(36.00%)			(44.00%)
Other, Others | Established ROW
Product sales
Product Sales	$ 3			$ 5
Actual %, year-on-year	(28.00%)			(49.00%)
CER %, year-on-year	(31.00%)			(47.00%)

[1]	The Q2 2023 and Q2 2022 information in respect of the three months ended 30 June 2023 and 30 June 2022 respectively included in the Interim Financial Statements have not been reviewed by PricewaterhouseCoopers LLP.